John Hancock Classic Value Fund (the “fund”)
Supplement dated 4-29-11 to the current Class A, Class B and Class C Shares Prospectus
In the “Your account – Sales charge reductions and waivers” section, the following paragraph is added to the “Waivers for certain investors” subsection, as follows:
Investors who acquired their Class A shares of the fund as a result of the reorganization of Pzena Focused Value Fund, may make additional purchases without a sales charge to their accounts that have continuously held fund shares since the date of the reorganization. An investor purchasing fund shares through a financial institution may no longer be eligible to purchase fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their fund shares directly through John Hancock Signature Services, Inc., the fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock U.S. Global Leaders Growth Fund (the “fund”)
Supplement dated 4-29-11 to the current Class A, Class B and Class C Shares Prospectus
In the “Your account – Sales charge reductions and waivers” section, under the “Waivers for certain investors” subsection, the following paragraph replaces the existing next-to-last paragraph of this subsection:
Investors who acquired their Class A shares of the fund as a result of the reorganization of U.S. Global Leaders Growth Fund, may make additional purchases without a sales charge to their accounts that have continuously held fund shares since the date of the reorganization. An investor purchasing fund shares through a financial institution may no longer be eligible to purchase fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their fund shares directly through John Hancock Signature Services, Inc., the fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 4-29-11 to the current Statement of Additional Information
In the “INITIAL SALES CHARGE ON CLASS A SHARES” section, in the “Without Sales Charges” subsection, the following paragraph replaces the existing last bulleted paragraph in its entirety:
Investors who acquired their Class A shares as a result of the reorganization of Pzena Focused Value Fund or U.S. Global Leaders Growth Fund, as applicable, may make additional purchases without a sales charge to their accounts that have continuously held Fund shares since the date of the applicable reorganization. An investor purchasing Fund shares through a financial institution may no longer be eligible to purchase Fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their Fund shares directly through John Hancock Signature Services, Inc., the Fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.